Cover	Oct. 28, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 28, 2021, Tailwind Two Acquisition Corp., a Cayman Islands exempted company ("Tailwind Two"), entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the "Merger Agreement"), by and among Tailwind Two, Titan Merger Sub, Inc., a Delaware corporation ("Merger Sub"), and Terran Orbital Corporation, a Delaware corporation ("Terran Orbital"). This Amendment No. 1 on Form 8-K/A is being filed to describe the material terms of the Merger Agreement and related agreements, which are filed as exhibits herewith.
Document Period End Date	Oct. 28, 2021
Entity File Number	001-40170
Entity Registrant Name	TAILWIND TWO ACQUISITION CORP.
Entity Central Index Key	0001835512
Entity Tax Identification Number	98-1572314
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	150 Greenwich Street, 29th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	212
Local Phone Number	266-0085
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	TWNT.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	TWNT
Security Exchange Name	NYSE
Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	TWNT WS
Security Exchange Name	NYSE